Accounts payable, accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Deferred revenue	$829,839	$827,525
Accounts payable and accrued expenses	465,665	444,042
Accrued interest	408,106	348,568
Operating lease liabilities (Note 17)	55,777	92,083
Derivative liabilities (Note 12)	15,440	80,840
	$1,774,827	$1,793,058